UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: BlackRock Core Principal Protected Fund of
              BlackRock Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer (principal executive officer), BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust Schedule of Investments as of July 31, 2007 (Unaudited)

                       Beneficial
                         Interest   Mutual Funds                                                               Value
---------------------------------------------------------------------------------------------------------------------------
                     $ 39,672,655   Master Large Cap Core Portfolio of Master Large Cap Series LLC            $ 161,791,302
---------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $123,310,639)  - 100.2%                           161,791,302
                                    Liabilities in Excess of Other Assets - (0.2%)                                 (304,203)
                                                                                                              -------------
                                    Net Assets - 100.0%                                                       $ 161,487,099
                                                                                                              =============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 0.2%                    310,000  The Goodyear Tire & Rubber Co. (a)(c)   $     8,903,200
Discretionary            ----------------------------------------------------------------------------------------------------------
- 11.5%                  Diversified Consumer Services - 1.1%      150,000  Apollo Group, Inc. Class A (a)                8,866,500
                                                                   370,000  ITT Educational Services, Inc. (a)           39,094,200
                                                                                                                    ---------------
                                                                                                                         47,960,700
                         ----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.1%                  10,000  NVR, Inc. (a)(c)                              5,784,800
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products - 1.2%       420,000  Hasbro, Inc.                                 11,768,400
                                                                 1,670,000  Mattel, Inc.                                 38,259,700
                                                                                                                    ---------------
                                                                                                                         50,028,100
                         ----------------------------------------------------------------------------------------------------------
                         Media - 2.8%                              110,000  Meredith Corp.                                6,213,900
                                                                   910,000  Omnicom Group Inc. (c)                       47,201,700
                                                                 1,960,000  Walt Disney Co. (c)                          64,680,000
                                                                                                                    ---------------
                                                                                                                        118,095,600
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 3.0%                 1,640,000  Big Lots, Inc. (a)(c)                        42,410,400
                                                                 1,090,000  Dollar Tree Stores, Inc. (a)                 41,703,400
                                                                 1,420,000  Family Dollar Stores, Inc.                   42,060,400
                                                                                                                    ---------------
                                                                                                                        126,174,200
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 3.1%                   370,000  AutoZone, Inc. (a)(c)                        46,919,700
                                                                 1,560,000  RadioShack Corp. (c)                         39,202,800
                                                                   640,000  The Sherwin-Williams Co.                     44,601,600
                                                                                                                    ---------------
                                                                                                                        130,724,100
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury Goods           40,000  Coach, Inc. (a)(c)                            1,818,400
                         - 0.0%
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Consumer Discretionary                489,489,100
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples         Food & Staples Retailing - 2.1%         1,840,000  The Kroger Co.                               47,766,400
- 3.0%                                                           1,380,000  Safeway, Inc. (c)                            43,980,600
                                                                                                                    ---------------
                                                                                                                         91,747,000
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 0.6%                      330,000  H.J. Heinz Co.                               14,440,800
                                                                   470,000  Tyson Foods, Inc. Class A (c)                10,011,000
                                                                                                                    ---------------
                                                                                                                         24,451,800
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 0.3%                 220,000  The Procter & Gamble Co.                     13,609,200
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Consumer Staples                      129,808,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 12.9%           Energy Equipment & Services - 1.0%        630,000  Tidewater, Inc.                              43,104,600
                         ----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels - 11.9%     1,150,000  Chevron Corp.                                98,049,000
                                                                 2,110,000  Exxon Mobil Corp.                           179,624,300
                                                                   960,000  Frontier Oil Corp.                           37,180,800
                                                                   580,000  Holly Corp.                                  39,086,200
                                                                   970,000  Marathon Oil Corp.                           53,544,000
                                                                   930,000  Tesoro Corp.                                 46,314,000
                                                                   800,000  Valero Energy Corp.                          53,608,000
                                                                                                                    ---------------
                                                                                                                        507,406,300
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Energy                                550,510,900
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 10.6%       Capital Markets - 1.6%                    300,000  The Goldman Sachs Group, Inc. (c)       $    56,502,000
                                                                   170,000  Lehman Brothers Holdings, Inc.               10,540,000
                                                                                                                    ---------------
                                                                                                                         67,042,000
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services            370,000  Bank of America Corp.                        17,545,400
                         - 3.1%                                    700,000  Citigroup, Inc.                              32,599,000
                                                                 1,870,000  JPMorgan Chase & Co.                         82,298,700
                                                                                                                    ---------------
                                                                                                                        132,443,100
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 5.1%                          260,000  AMBAC Financial Group, Inc.                  17,459,000
                                                                   420,000  AON Corp.                                    16,816,800
                                                                 1,010,000  American International Group, Inc.           64,821,800
                                                                   500,000  Prudential Financial, Inc.                   44,315,000
                                                                 1,020,000  The Travelers Cos., Inc.                     51,795,600
                                                                   290,000  XL Capital Ltd. Class A                      22,579,400
                                                                                                                    ---------------
                                                                                                                        217,787,600
                         ----------------------------------------------------------------------------------------------------------
                         Real Estate Management &                  920,000  CB Richard Ellis Group, Inc. (a)             32,126,400
                         Development - 0.8%
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Financials                            449,399,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 20.0%      Biotechnology - 1.2%                      880,000  Biogen Idec, Inc. (a)(c)                     49,755,200
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment & Supplies          710,000  Kinetic Concepts, Inc. (a)(c)                43,650,800
                         - 2.0%                                    560,000  Zimmer Holdings, Inc. (a)                    43,545,600
                                                                                                                    ---------------
                                                                                                                         87,196,400
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services        1,060,000  Aetna, Inc.                                  50,954,200
                         - 12.6%                                   876,000  AmerisourceBergen Corp.                      41,268,360
                                                                   870,000  Cigna Corp.                                  44,926,800
                                                                   810,000  Coventry Health Care, Inc. (a)               45,206,100
                                                                   940,000  Express Scripts, Inc. (a)(c)                 47,122,200
                                                                   740,000  Humana, Inc. (a)(c)                          47,426,600
                                                                   600,000  Laboratory Corp. of America
                                                                            Holdings (a)(c)                              44,310,000
                                                                   810,000  McKesson Corp.                               46,785,600
                                                                   650,000  Medco Health Solutions, Inc. (a)             52,825,500
                                                                 1,270,000  UnitedHealth Group, Inc.                     61,506,100
                                                                   750,000  WellPoint, Inc. (a)(c)                       56,340,000
                                                                                                                    ---------------
                                                                                                                        538,671,460
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools & Services - 0.7%     530,000  Waters Corp. (a)                             30,877,800
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 3.5%                    440,000  Forest Laboratories, Inc. (a)(c)             17,688,000
                                                                   120,000  Johnson & Johnson                             7,260,000
                                                                 1,211,000  King Pharmaceuticals, Inc. (a)(c)            20,599,110
                                                                 2,038,000  Pfizer, Inc.                                 47,913,380
                                                                 1,950,000  Schering-Plough Corp.                        55,653,000
                                                                                                                    ---------------
                                                                                                                        149,113,490
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Health Care                       $   855,614,350
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 10.6%      Aerospace & Defense - 4.1%                950,000  Honeywell International, Inc.                54,634,500
                                                                   220,000  L-3 Communications Holdings, Inc.            21,463,200
                                                                   530,000  Lockheed Martin Corp. (c)                    52,194,400
                                                                   867,200  Raytheon Co.                                 48,008,192
                                                                                                                    ---------------
                                                                                                                        176,300,292
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 1.6%                         1,160,000  AMR Corp. (a)                                28,628,800
                                                                 1,270,000  Continental Airlines, Inc.
                                                                            Class B (a)(c)                               40,017,700
                                                                                                                    ---------------
                                                                                                                         68,646,500
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies - 0.7%     390,000  Manpower, Inc.                               30,829,500
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 1.6%               660,000  Rockwell Automation, Inc. (c)                46,193,400
                                                                   320,000  Thomas & Betts Corp. (a)                     19,776,000
                                                                                                                    ---------------
                                                                                                                         65,969,400
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 1.7%         1,870,000  General Electric Co.                         72,481,200
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 0.9%                          220,000  Manitowoc Co.                                17,087,400
                                                                   150,000  Terex Corp. (a)                              12,937,500
                                                                   140,000  Toro Co. (c)                                  7,870,800
                                                                                                                    ---------------
                                                                                                                         37,895,700
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Industrials                           452,122,592
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology   Communications Equipment - 3.3%         3,210,000  Cisco Systems, Inc. (a)                      92,801,100
 - 26.0%                                                         1,650,000  Juniper Networks, Inc. (a)(c)                49,434,000
                                                                                                                    ---------------
                                                                                                                        142,235,100
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 7.7%          2,290,000  Dell, Inc. (a)                               64,051,300
                                                                 3,070,000  EMC Corp. (a)                                56,825,700
                                                                 1,740,000  Hewlett-Packard Co.                          80,092,200
                                                                   800,000  International Business Machines Corp.        88,520,000
                                                                   760,000  NCR Corp. (a)                                39,687,200
                                                                                                                    ---------------
                                                                                                                        329,176,400
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment & Instruments        800,000  Avnet, Inc. (a)                              30,304,000
                         - 1.0%                                    130,000  Mettler Toledo International, Inc. (a)       12,370,800
                                                                                                                    ---------------
                                                                                                                         42,674,800
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 3.0%                      1,260,000  Accenture Ltd. Class A                       53,083,800
                                                                   500,000  Computer Sciences Corp. (a)                  27,840,000
                                                                 1,770,000  Electronic Data Systems Corp.                47,772,300
                                                                                                                    ---------------
                                                                                                                        128,696,100
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.1%               2,580,000  Xerox Corp. (a)                              45,046,800
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor          2,460,000  Applied Materials, Inc. (c)                  54,218,400
                         Equipment - 4.0%                        1,340,000  Integrated Device Technology, Inc. (a)       21,801,800
                                                                   810,000  KLA-Tencor Corp. (c)                         45,999,900

Master Large Cap Core Por Large Cap Series LLC
Schedule of Investments 007 (Unaudited)

                                                                    Shares
Sector                   Industry                                     Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 1,420,000  Novellus Systems, Inc. (a)              $    40,498,400
                                                                   330,000  Teradyne, Inc. (a)(c)                         5,177,700
                                                                                                                    ---------------
                                                                                                                        167,696,200
                         ----------------------------------------------------------------------------------------------------------
                         Software - 5.9%                         1,480,000  BMC Software, Inc. (a)(c)                    42,505,600
                                                                 1,510,000  Cadence Design Systems, Inc. (a)(c)          32,314,000
                                                                 1,110,000  Compuware Corp. (a)                          10,356,300
                                                                 1,250,000  McAfee, Inc. (a)                             44,825,000
                                                                 1,810,000  Microsoft Corp.                              52,471,900
                                                                 3,290,000  Oracle Corp. (a)(c)                          62,904,800
                                                                   290,000  Synopsys, Inc. (a)                            7,093,400
                                                                                                                    ---------------
                                                                                                                        252,471,000
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Information Technology              1,107,996,400
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.7%         Containers & Packaging - 1.5%             690,000  Crown Holdings, Inc. (a)                     16,946,400
                                                                   540,000  Packaging Corp. of America                   13,780,800
                                                                 1,030,000  Pactiv Corp. (a)                             32,558,300
                                                                                                                    ---------------
                                                                                                                         63,285,500
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.1%                    420,000  Southern Copper Corp. (c)                    47,338,200
                         ----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 1.1%          1,320,000  International Paper Co. (c)                  48,932,400
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Materials                             159,556,100
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication        Diversified Telecommunication             710,000  AT&T Inc.                                    27,803,600
Services - 1.7%          Services - 1.7%                         5,470,000  Qwest Communications International
                                                                            Inc. (a)(c)                                  46,659,100
                         ----------------------------------------------------------------------------------------------------------
                                                                            Total Telecommunication Services             74,462,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks                       4,268,959,242
                                                                            (Cost - $3,723,718,087) - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                Beneficial
                                                                  Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                              $  1,581,314  BlackRock Liquidity Series, LLC               1,581,314
                                                                            Cash Sweep Series, 5.33% (d)(e)
                                                               690,824,300  BlackRock Liquidity Series, LLC             690,824,300
                                                                            Money Market Series, 5.37% (b)(d)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities                 692,405,614
                                                                            (Cost - $692,405,614) - 16.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $4,416,123,701*) - 116.2%         4,961,364,856

                                                                            Liabilities in Excess of Other
                                                                            Assets - (16.2%)                           (692,461,301)
                                                                                                                    ---------------
                                                                            Net Assets - 100.0%                     $ 4,268,903,555
                                                                                                                    ===============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of July 31, 2007 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,428,092,581
                                                                ===============
      Gross unrealized appreciation                             $   628,532,168
      Gross unrealized depreciation                                 (95,259,893)
                                                                ---------------
      Net unrealized appreciation                               $   533,272,275
                                                                ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of July 31, 2007.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                       Net              Interest
               Affiliate                            Activity             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                         $  1,581,314          $ 50,912

      BlackRock Liquidity Series, LLC             $ 41,945,500          $960,420
        Money Market Series
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of
    BlackRock Principal Protected Trust and
    Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of
    BlackRock Principal Protected Trust and
    Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: September 20, 2007


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Financial Officer (principal financial officer) of
    BlackRock Core Principal Protected Fund of
    BlackRock Principal Protected Trust and
    Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: September 20, 2007